SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 203,518	$ 141,841	$ 80,473
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	102,603	72,243	43,713
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		55,311	38,376	19,413
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		19,134	14,666	8,909
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		26,470	16,556	8,438
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 91,661	$ 64,673	$ 39,505

[1]	Include revenue from USA in amount of 39,505, 64,673 and 91,661 for 2013, 2014 and 2015 respectively.